Leases (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Leases [Abstract]
Schedule of Company’s Lease Liabilities under the Remaining Operating Leases	The Company’s lease liabilities under the remaining operating leases as of September 30, 2024 for the next five years is as follows:
September 30,
2025	$19,937
2026
Total undiscounted lease payments	19,937
Less imputed interest	(57)
Total lease liabilities	$19,880
The Company’s lease liabilities under the remaining operating leases as of June 30, 2024 for the next five years is as follows:
June 30,
2025	$17,554
2026	-
Total undiscounted lease payments	17,554
Less imputed interest	(297)
Total lease liabilities	$17,257